Other Provisions (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Other provisions	$ 3,472,983	$ 3,572,891
Incorporated	659,897	398,325
Used	(1,092,317)	(240,461)
Released	(46,415)	(57,551)
Conversion effect	1,904	(200,221)
Changes	(476,931)	(99,908)
Other provisions	2,996,052	3,472,983
Litigation [member]
Statement [Line Items]
Other provisions	538,388	561,378
Incorporated	453,743	394,408
Used	(381,509)	(198,291)
Released	(21,000)	(53,597)
Conversion effect	(13,035)	(165,510)
Changes	38,199	(22,990)
Other provisions	576,587	538,388
Others [member]
Statement [Line Items]
Other provisions	2,934,595	3,011,513
Incorporated	206,154	3,917
Used	(710,808)	(42,170)
Released	(25,415)	(3,954)
Conversion effect	14,939	(34,711)
Changes	(515,130)	(76,918)
Other provisions	$ 2,419,465	$ 2,934,595